Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information
Entity Registrant Name	iVoiceIdeas, Inc.
Document Type	S-1
Document Period End Date	Dec. 31, 2011
Amendment Flag	true
Entity Central Index Key	0001536521
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	17,362,500
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Amendment Description	change in XBRL